Notes receivable, noncurrent (Details Narrative) - Dec. 31, 2024 - Employee	USD ($) shares	CHF (SFr) shares
Related Party Transaction [Line Items]
Notes receivable, noncurrent	$ 45,281	SFr 41,065
Interest rate	0.50%	0.50%
ESOP shares pledged	60,000	60,000